Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
November 30, 2022
FCV-NPRT1-0123
1.924095.111
Nonconvertible Bonds - 61.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
NTT Finance Corp. 0.373% 3/3/23 (b)	49,820,000	49,241,092
Media - 0.2%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 4.9944% 3/15/24 (b)(c)(d)	12,405,000	12,363,128
TOTAL COMMUNICATION SERVICES		61,604,220
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.6%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 4.8149% 2/22/23 (c)(d)	15,898,000	15,902,544
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 3.9031% 4/1/24 (b)(c)(d)	28,838,000	28,649,542
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 4.2131% 4/1/25 (b)(c)(d)	26,951,000	26,793,685
Daimler Finance North America LLC 5.5% 11/27/24 (b)	12,000,000	12,083,024
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 4.7124% 4/7/25 (c)(d)	20,225,000	19,657,151
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 3.8989% 3/8/24 (c)(d)	19,604,000	19,219,713
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 5.0026% 11/17/23 (c)(d)	16,700,000	16,629,020
4.15% 6/19/23	13,857,000	13,764,186
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 4.0444% 6/7/24 (b)(c)(d)	25,400,000	25,258,268
0.875% 11/22/23 (b)	14,300,000	13,686,440
4.25% 11/13/23 (b)	12,800,000	12,657,068
		204,300,641
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 4.2185% 2/14/24 (c)(d)	16,681,000	16,582,997
TOTAL CONSUMER DISCRETIONARY		220,883,638
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	3,566,000	3,534,441
0.8% 2/10/24 (b)	9,600,000	9,107,803
		12,642,244
Tobacco - 0.7%
BAT Capital Corp. 3.222% 8/15/24	12,000,000	11,573,335
Philip Morris International, Inc. 5.125% 11/15/24	12,000,000	11,996,552
Reynolds American, Inc. 4.85% 9/15/23	14,700,000	14,654,544
		38,224,431
TOTAL CONSUMER STAPLES		50,866,675
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 4.4322% 2/16/24 (c)(d)	16,541,000	16,379,396
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 4.2026% 2/17/23 (c)(d)	10,886,000	10,875,784
4% 10/1/23	13,375,000	13,224,190
Western Gas Partners LP 3 month U.S. LIBOR + 1.100% 5.0407% 1/13/23 (c)(d)	6,268,000	6,255,464
		46,734,834
FINANCIALS - 43.5%
Banks - 25.4%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.4605% 2/4/25 (c)(d)	28,500,000	28,002,223
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 4.7239% 4/25/25 (c)(d)	9,760,000	9,689,180
0.523% 6/14/24 (c)	23,400,000	22,709,067
3.004% 12/20/23 (c)	47,004,000	46,948,945
3.3% 1/11/23	9,800,000	9,783,716
3.458% 3/15/25 (c)	18,300,000	17,814,437
3.841% 4/25/25 (c)	19,200,000	18,724,185
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 3.4794% 9/15/23 (c)(d)	25,000,000	24,866,267
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 3.7323% 4/14/23 (c)(d)	27,400,000	27,366,108
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 3.9158% 4/15/24 (c)(d)	29,350,000	29,083,502
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 3.7644% 9/15/23 (c)(d)	26,000,000	25,951,786
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 3.4744% 9/15/23 (c)(d)	30,450,000	30,285,313
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 4.0268% 7/31/24 (c)(d)	26,000,000	25,687,874
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 4.183% 2/4/25 (b)(c)(d)	10,000,000	9,777,400
BNP Paribas SA:
3.5% 3/1/23 (b)	16,600,000	16,517,058
4.705% 1/10/25 (b)(c)	25,144,000	24,851,977
BPCE SA:
3 month U.S. LIBOR + 1.240% 4.4757% 9/12/23 (b)(c)(d)	14,800,000	14,798,372
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.017% 1/14/25 (b)(c)(d)	14,031,000	13,691,038
5.15% 7/21/24 (b)	19,762,000	19,377,876
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 3.6458% 6/22/23 (c)(d)	27,203,000	27,131,812
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 4.3525% 4/7/25 (c)(d)	26,960,000	26,651,506
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (c)(d)	22,734,000	22,550,825
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 5.172% 5/24/25 (c)(d)	24,955,000	24,879,711
0.776% 10/30/24 (c)	15,000,000	14,287,791
Danske Bank A/S 3.875% 9/12/23 (b)	9,117,000	8,983,062
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.186% 3/28/25 (b)(c)(d)	27,000,000	26,893,215
2.968% 3/28/25 (b)(c)	10,200,000	9,838,198
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.2281% 5/21/24 (b)(c)(d)	25,121,000	24,809,561
Fifth Third Bancorp 3.65% 1/25/24	28,784,000	28,332,737
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.3803% 11/22/24 (c)(d)	20,000,000	19,499,360
0.732% 8/17/24 (c)	20,000,000	19,146,253
3.95% 5/18/24 (c)	22,100,000	21,841,074
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 4.9922% 5/16/25 (c)(d)	25,700,000	25,601,140
4.008% 5/16/25 (c)	9,375,000	9,175,327
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	28,200,000	28,117,673
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 3.8064% 3/16/24 (c)(d)	40,575,000	40,329,803
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 4.1728% 6/14/25 (c)(d)	25,155,000	24,862,358
0.697% 3/16/24 (c)	26,600,000	26,213,474
3.559% 4/23/24 (c)	24,785,000	24,612,228
3.797% 7/23/24 (c)	11,250,000	11,131,175
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 3.5228% 6/14/24 (c)(d)	28,390,000	28,086,382
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.0069% 7/26/23 (c)(d)	15,000,000	15,007,841
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 5.1869% 7/26/23 (c)(d)	25,243,000	25,290,517
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 4.4808% 9/12/25 (c)(d)	20,000,000	19,917,180
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 5.1297% 7/18/25 (c)(d)	25,000,000	25,058,810
0.848% 9/15/24 (c)	14,209,000	13,659,711
0.953% 7/19/25 (c)	24,800,000	22,999,831
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	17,000,000	16,331,494
3.922% 9/11/24 (c)	18,000,000	17,712,778
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 4.7558% 3/22/25 (b)(c)(d)	17,169,000	16,964,132
Rabobank Nederland New York Branch U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 3.7255% 1/12/24 (c)(d)	9,000,000	8,948,430
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 4.0468% 10/26/23 (c)(d)	31,000,000	30,854,294
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 5.0866% 7/19/23 (c)(d)	12,997,000	13,012,387
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 4.2896% 4/4/25 (b)(c)(d)	16,717,000	16,579,252
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 3.6121% 12/1/22 (c)(d)	28,063,000	28,063,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 3.2872% 6/2/23 (c)(d)	30,250,000	30,176,130
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 3.4477% 3/4/24 (c)(d)	32,800,000	32,485,300
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.0928% 1/27/23 (c)(d)	34,290,000	34,294,474
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 4.0489% 3/8/24 (c)(d)	23,752,000	23,692,145
0.25% 1/6/23	30,480,000	30,352,443
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 3.6708% 1/17/24 (c)(d)	30,450,000	30,172,740
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 3.8788% 3/9/23 (c)(d)	32,136,000	32,139,900
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 3.5488% 6/9/25 (c)(d)	27,500,000	26,865,300
Wells Fargo & Co.:
1.654% 6/2/24 (c)	14,873,000	14,604,110
3.75% 1/24/24	19,485,000	19,215,659
		1,453,298,847
Capital Markets - 8.2%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 3.7387% 3/18/24 (c)(d)	11,600,000	11,521,183
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 4.1777% 8/9/23 (c)(d)	16,400,000	15,988,877
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 4.1154% 2/2/24 (c)(d)	50,000,000	47,555,000
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 5.0614% 2/21/25 (c)(d)	21,200,000	19,594,164
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.299% 11/8/23 (c)(d)	28,400,000	28,188,420
0.962% 11/8/23	19,741,000	18,900,885
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 5.4419% 2/23/23 (c)(d)	46,919,000	46,964,400
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.2419% 1/24/25 (c)(d)	27,000,000	26,512,920
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 4.6044% 3/15/24 (c)(d)	25,953,000	25,982,093
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 4.2668% 11/10/23 (c)(d)	25,185,000	25,072,801
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 4.2335% 1/24/25 (c)(d)	27,000,000	26,568,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 4.6876% 4/17/25 (c)(d)	26,956,000	26,731,073
0.529% 1/25/24 (c)	16,992,000	16,828,745
3.737% 4/24/24 (c)	15,000,000	14,896,418
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.13% 6/1/23 (b)(c)(d)	23,250,000	23,196,149
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 4.1577% 2/9/24 (b)(c)(d)	36,650,000	36,402,970
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.2477% 8/9/24 (b)(c)(d)	17,225,000	17,067,041
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.9243% 1/13/25 (b)(c)(d)	20,750,000	20,526,730
UBS Group AG 1.008% 7/30/24 (b)(c)	20,100,000	19,481,696
		467,979,565
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.0414% 9/29/23 (c)(d)	20,613,000	20,184,533
American Express Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 4.4683% 5/3/24 (c)(d)	21,545,000	21,469,940
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 3.845% 12/6/24 (c)(d)	24,955,000	24,399,751
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 5.1503% 5/9/25 (c)(d)	25,611,000	25,229,524
1.343% 12/6/24 (c)	17,000,000	16,219,933
4.166% 5/9/25 (c)	9,600,000	9,339,209
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.0114% 12/29/23 (c)(d)	25,490,000	25,450,346
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 3.7262% 4/6/23 (c)(d)	30,100,000	30,083,144
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.16% 6/13/23 (c)(d)	25,000,000	24,962,836
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 3.9258% 3/22/24 (c)(d)	26,000,000	25,952,462
		223,291,678
Diversified Financial Services - 1.1%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5% 5/24/24 (b)(c)(d)	32,000,000	31,384,294
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 4.1274% 1/7/25 (b)(c)(d)	31,450,000	30,522,664
		61,906,958
Insurance - 4.9%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 3.8096% 4/6/23 (b)(c)(d)	31,725,000	31,668,981
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.0243% 1/13/23 (b)(c)(d)	32,895,000	32,902,820
Metropolitan Tower Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 4.0208% 1/17/23 (b)(c)(d)	42,351,000	42,363,124
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 4.1887% 1/10/23 (b)(c)(d)	28,272,000	28,255,909
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.5227% 6/6/24 (b)(c)(d)	26,200,000	26,019,526
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 3.9454% 2/2/23 (b)(c)(d)	30,150,000	30,144,754
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 3.8415% 4/12/24 (b)(c)(d)	30,000,000	29,547,188
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 3.8755% 4/12/24 (b)(c)(d)	19,254,000	19,104,011
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 3.9172% 3/31/23 (b)(c)(d)	16,000,000	15,990,107
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 4.336% 3/28/25 (b)(c)(d)	28,000,000	27,724,875
		283,721,295
TOTAL FINANCIALS		2,490,198,343
HEALTH CARE - 1.5%
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 4.0097% 10/18/24 (c)(d)	13,321,000	13,197,792
Pharmaceuticals - 1.3%
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 4.2258% 3/24/24 (c)(d)	28,800,000	28,670,780
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.4808% 9/11/23 (b)(c)(d)	33,325,000	33,268,281
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	13,000,000	12,752,856
		74,691,917
TOTAL HEALTH CARE		87,889,709
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.2%
The Boeing Co. 1.167% 2/4/23	13,379,000	13,278,047
Industrial Conglomerates - 0.9%
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 3.5891% 3/11/24 (b)(c)(d)	32,000,000	31,776,000
0.4% 3/11/23 (b)	19,270,000	19,047,205
		50,823,205
Machinery - 2.0%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.2481% 11/13/23 (c)(d)	26,000,000	26,001,499
0.25% 3/1/23	25,350,000	25,085,171
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 3.6058% 6/14/23 (b)(c)(d)	26,800,000	26,729,623
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 4.3995% 4/5/24 (b)(c)(d)	20,950,000	20,820,592
1.125% 12/14/23 (b)	18,400,000	17,641,166
		116,278,051
Trading Companies & Distributors - 0.5%
Air Lease Corp. 3 month U.S. LIBOR + 0.350% 3.6426% 12/15/22 (c)(d)	27,250,000	27,236,396
TOTAL INDUSTRIALS		207,615,699
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.6231% 10/1/24 (c)(d)	9,050,000	8,926,359
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group LP U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 3.8489% 1/11/24 (c)(d)	14,294,000	14,195,303
UTILITIES - 5.8%
Electric Utilities - 5.0%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 3.4091% 6/10/23 (c)(d)	14,005,000	13,940,347
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 4.0481% 5/10/23 (c)(d)	17,114,000	17,067,610
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 4.9349% 2/22/23 (c)(d)	42,128,000	42,118,653
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 4.1483% 11/3/23 (c)(d)	28,375,000	28,132,614
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 4.35% 3/1/23 (c)(d)	16,898,000	16,884,597
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 3.8909% 9/28/23 (c)(d)	8,800,000	8,766,605
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 3.6658% 6/24/24 (c)(d)	28,621,000	28,218,637
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 4.0131% 4/3/23 (c)(d)	25,000,000	24,947,610
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 4.2031% 4/1/24 (c)(d)	25,000,000	24,818,206
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 3.5457% 12/2/22 (c)(d)	25,725,000	25,725,000
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.370% 4.1681% 5/10/23 (c)(d)	16,711,000	16,657,497
2.95% 7/1/23	25,000,000	24,721,127
Virginia Electric & Power Co. 3.45% 2/15/24	13,385,000	13,164,336
		285,162,839
Gas Utilities - 0.2%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 3.574% 3/9/23 (c)(d)	9,180,000	9,170,289
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 3.6201% 9/14/23 (c)(d)	4,524,000	4,512,782
		13,683,071
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 4.4485% 5/13/24 (c)(d)	20,794,000	20,495,588
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 3.8226% 9/15/23 (c)(d)	12,339,000	12,313,903
		32,809,491
TOTAL UTILITIES		331,655,401
TOTAL NONCONVERTIBLE BONDS (Cost $3,550,458,540)		3,520,570,181

U.S. Treasury Obligations - 5.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.59% 5/11/23	122,143,900	119,696,543
U.S. Treasury Notes 1.625% 10/31/23	195,000,000	189,607,029
TOTAL U.S. TREASURY OBLIGATIONS (Cost $311,202,259)		309,303,572

Certificates of Deposit - 14.9%
	Principal Amount (a)	Value ($)
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 4.56% 8/1/23 (c)(d)	33,750,000	33,761,603
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 4.45% 8/23/23 (c)(d)	28,500,000	28,488,412
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 4.11% 2/2/23 (c)(d)	34,000,000	33,994,145
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.46% 6/8/23 (c)(d)	30,000,000	29,987,892
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.62% 8/11/23 (c)(d)	33,700,000	33,700,468
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 3/3/23 (c)(d)	33,800,000	33,791,553
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.4% 2/27/23 (c)(d)	30,000,000	30,016,317
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 4.57% 8/22/23 (c)(d)	33,750,000	33,794,324
Credit Suisse AG yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.1224% 3/20/23 (c)(d)	35,000,000	34,919,682
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 4.5014% 3/23/23 (c)(d)	33,800,000	33,759,251
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/13/23 (c)(d)	35,000,000	34,983,396
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 4.53% 8/14/23 (c)(d)	28,700,000	28,689,123
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 4.62% 7/3/23 (c)(d)	24,000,000	24,008,770
Mitsubishi UFJ Trust & Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 4.29% 1/17/23 (c)(d)	30,000,000	30,007,392
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/10/23 (c)(d)	35,000,000	34,998,796
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.780% 4.59% 4/26/23 (c)(d)	24,000,000	24,028,200
MUFG Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 4.35% 3/17/23 (c)(d)	33,700,000	33,708,435
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.5% 8/14/23 (c)(d)	33,700,000	33,712,412
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.39% 8/31/23 (c)(d)	33,600,000	33,604,754
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 4.39% 9/19/23 (c)(d)	24,000,000	23,975,148
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.280% 4.09% 2/10/23 (c)(d)	35,000,000	34,992,948
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.41% 5/3/23 (c)(d)	33,600,000	33,606,643
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.46% 7/7/23 (c)(d)	30,000,000	30,004,959
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.51% 7/11/23 (c)(d)	31,000,000	31,011,055
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 4.61% 8/1/23 (c)(d)	33,750,000	33,765,049
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.610% 4.42% 2/8/23 (c)(d)	33,750,000	33,769,494
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 4.54% 8/3/23 (c)(d)	30,000,000	30,014,262
TOTAL CERTIFICATES OF DEPOSIT (Cost $855,100,000)		855,094,483

Commercial Paper - 7.6%
	Principal Amount (a)	Value ($)
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.49% 7/11/23 (c)(d)	31,000,000	30,999,954
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 4.51% 10/6/23 (c)(d)	24,000,000	23,985,790
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 4.41% 8/25/23 (c)(d)	24,000,000	23,982,893
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 4.45% 9/22/23 (c)(d)	32,000,000	32,000,029
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 4.49% 4/28/23 (c)(d)	33,750,000	33,756,953
General Motors Financial Co., Inc. 5.57% 4/12/23	24,000,000	23,500,718
HSBC U.S.A., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 4.16% 2/1/23 (c)(d)	34,000,000	33,991,021
Lloyds Bank PLC yankee 4.51% 2/1/23	25,000,000	24,803,825
National Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 4.37% 1/19/23 (c)(d)	30,000,000	30,011,529
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 4.48% 4/26/23 (c)(d)	33,750,000	33,778,178
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.4% 2/23/23 (c)(d)	30,000,000	29,999,931
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 4.47% 7/7/23 (c)(d)	29,000,000	29,000,006
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 4.56% 7/27/23 (c)(d)	33,750,000	33,766,575
Svenska Handelsbanken AB U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.590% 4.39% 3/1/23 (c)(d)	35,000,000	35,008,050
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 4.49% 8/29/23 (c)(d)	19,000,000	19,000,002
TOTAL COMMERCIAL PAPER (Cost $437,565,600)		437,585,454

Money Market Funds - 10.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e) (Cost $586,977,995)	586,913,487	587,030,870

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $5,741,304,394)	5,709,584,560
NET OTHER ASSETS (LIABILITIES) - 0.3%	16,562,819
NET ASSETS - 100.0%	5,726,147,379

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,036,159,011 or 18.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	687,128,909	706,438,749	806,536,788	5,516,343	-	-	587,030,870	1.2%
Total	687,128,909	706,438,749	806,536,788	5,516,343	-	-	587,030,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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